Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Amounts due from related parties current:
Amount due from related parties current	$ 16,230	¥ 105,137	¥ 54,867
Amount due from related parties non-current:
Amount due from related parties non-current	10,806	70,000	98,500
Amount due to related parties current
Amount due to related parties current	61,377	397,588	326,804
Amount due to related parties non-current:
Amount due to related parties non-current	4,227	27,384	280,728
Bitcool Media
Amounts due from related parties current:
Amount due from related parties current	3,490	22,605	20,126
Seller of iJoy
Amounts due from related parties current:
Amount due from related parties current	4,010	25,974	24,476
Amount due to related parties current
Amount due to related parties current	9,484	61,436	50,506
Amount due to related parties non-current:
Amount due to related parties non-current			18,392
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amount due from related parties current	1,513	9,800	9,800
Upwise Investment Limited
Amounts due from related parties current:
Amount due from related parties current	50	327	465
Amount due to related parties current
Amount due to related parties current	6	41
Dyxnet Internet Center Limited
Amounts due from related parties current:
Amount due from related parties current	9	61
Amount due to related parties current
Amount due to related parties current	122	789
Suzhou Youpusi Information Technology Limited
Amounts due from related parties current:
Amount due from related parties current	133	863
Amount due to related parties current
Amount due to related parties current			7,131
Seller of Aipu Group
Amounts due from related parties current:
Amount due from related parties current	4,399	28,500
Amount due from related parties non-current:
Amount due from related parties non-current	10,806	70,000	98,500
Amount due to related parties current
Amount due to related parties current	11,835	76,666
Amount due to related parties non-current:
Amount due to related parties non-current	1,703	11,034	67,531
Xiaomi Communication Technology Limited
Amounts due from related parties current:
Amount due from related parties current	1,446	9,367
Taiwan Xiaomi Communication Technology Limited
Amounts due from related parties current:
Amount due from related parties current	3	20
Beijing Cheetah Mobile Technology Limited
Amounts due from related parties current:
Amount due from related parties current	400	2,590
Amount due to related parties current
Amount due to related parties current	4	22
Chengdu Xishanju Shiyou Technology Limited
Amounts due from related parties current:
Amount due from related parties current	227	1,469
Beijing Kingsoft Cloud Network Technology Limited
Amounts due from related parties current:
Amount due from related parties current	550	3,561
Seller of the Managed Network Entities
Amount due to related parties current
Amount due to related parties current	7,372	47,755	47,755
Seller of WiFire BJ and Yilong
Amount due to related parties current
Amount due to related parties current	459	2,970	2,970
Seller of GD Tianying
Amount due to related parties current
Amount due to related parties current			9,434
Seller Of Dermot Entities
Amount due to related parties current
Amount due to related parties current	31,770	205,800	205,380
Amount due to related parties non-current:
Amount due to related parties non-current			177,220
Dyxnet Corporate Service Limited
Amount due to related parties current
Amount due to related parties current	138	894	3,628
Chengdu Xingpu Investment Management Limited
Amount due to related parties current
Amount due to related parties current	154	1,000
Xiaomi Technology Limited [Member]
Amount due to related parties current
Amount due to related parties current	32	210
Chengdu Kingsoft Digital Entertainment Technology Limited [Member]
Amount due to related parties current
Amount due to related parties current	1	5
Seller of Tianying
Amount due to related parties non-current:
Amount due to related parties non-current	$ 2,524	¥ 16,350	¥ 17,585